INCOME TAXES (Schedule of Profit (Loss) Before Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Profit (loss) before taxes
Domestic	$ (83,049)	$ (47,541)	$ (70,068)
Foreign	20,106	50,373	40,531
PROFIT (LOSS) BEFORE INCOME TAX	$ (62,943)	$ 2,832	$ (29,537)